Schedule H, line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Tax identification number	34-1843785
Plan Number	002
Investments, current value	$ 4,156,383,821
Notes receivable from participants, cost	0
Notes receivable from participants, current value	58,601,839
Net assets available for benefits	$ 4,214,985,660
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Notes receivable from participants, interest rate	9.75%
Capital Preservation Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 305,347,529
Artisan Midcap Investor Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 95,585,422
Investment, Identifier [Axis]: ADVENT HEALTH SYSTEM | Corporate - 2.95%, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.95%
Investments, current value	$ 668,687
Investment, Identifier [Axis]: AMEREN MISSOURI SEC FU I SR SEC | Corporate - 4.85%, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.85%
Investments, current value	$ 489,359
Investment, Identifier [Axis]: AMERICAN FUNDS EUROPACIFIC GROWTH FUND | International stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 73,156,234
Investment, Identifier [Axis]: AMERICAN NATIONAL GF SR SEC 144A | Corporate -4.63%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.63%
Investments, current value	$ 301,640
Investment, Identifier [Axis]: AMERIPRISE FINANCIAL INC SR UNSEC | Corporate - 4.50%, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.50%
Investments, current value	$ 1,013,392
Investment, Identifier [Axis]: AMXCA 2023-2 A | Mortgage -4.80%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.80%
Investments, current value	$ 1,641,265
Investment, Identifier [Axis]: ANDREW W MELLON FOUNDATI UNSEC | Corporate - 0.95%, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	0.95%
Investments, current value	$ 1,340,920
Investment, Identifier [Axis]: ARES MANAGEMENT CORP CL A | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,050,433
Investment, Identifier [Axis]: ARGENEX SE SPONSORED ADR | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	4,828,735
Investment, Identifier [Axis]: ARTHUR J GALLAGHAR AND CO | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	497,653
Investment, Identifier [Axis]: ASCENDIS PHARMA AS SPON ADR | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	4,395,729
Investment, Identifier [Axis]: ASTERA LABS INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,286,462
Investment, Identifier [Axis]: AT&T INC SR UNSEC | Corporate - 2.55%, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.55%
Investments, current value	$ 599,380
Investment, Identifier [Axis]: AUTOZONE INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,431,213
Investment, Identifier [Axis]: AVOLON HOLDINGS FNDG LTD SR UNSEC 144A | Corporate - 4.95%, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.95%
Investments, current value	$ 699,776
Investment, Identifier [Axis]: BAKER HUGHES CO | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 2,387,708
Investment, Identifier [Axis]: BANK 2018-BN12 ASB | Cash Equivalent - 4.17%, 2061
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.17%
Investments, current value	$ 569,606
Investment, Identifier [Axis]: BANK 2019-BN21 ASB | Mortgage - 2.81%, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.81%
Investments, current value	$ 1,103,572
Investment, Identifier [Axis]: BANK 2020-BN25 A5 | Mortgage - 2.65%, 2063
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.65%
Investments, current value	$ 932,781
Investment, Identifier [Axis]: BANK 2020-BN26 A4 WM29 WC3.5017 | Mortgage -2.40%, 2063
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.40%
Investments, current value	$ 919,988
Investment, Identifier [Axis]: BANK OF AMERICA CORP SR UNSEC SOFR | Cash Equivalent - 1.66%, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	1.66%
Investments, current value	$ 748,279
Investment, Identifier [Axis]: BANK OF AMERICA CORP SR UNSEC SOFR | Cash Equivalent - 1.73%, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	1.73%
Investments, current value	$ 2,130,499
Investment, Identifier [Axis]: BANK5 2025-5YR17 A2 | Mortgage - 4.75%, 2058
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.75%
Investments, current value	$ 507,698
Investment, Identifier [Axis]: BANNER HEALTH UNSEC | Corporate - 2.34%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.34%
Investments, current value	$ 1,411,511
Investment, Identifier [Axis]: BARCLAYS PLC SR UNSEC SOFR | Corporate - 5.69%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.69%
Investments, current value	$ 1,679,137
Investment, Identifier [Axis]: BARCLAYS PLC SR UNSEC | Corporate - 2.65%, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.65%
Investments, current value	$ 649,085
Investment, Identifier [Axis]: BAYER US FINANCE LLC SR UNSEC 144A | Corporate -6.50%, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.50%
Investments, current value	$ 652,671
Investment, Identifier [Axis]: BBCMS 2023-C19 A5 | Mortgage - 5.45%, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.45%
Investments, current value	$ 1,041,442
Investment, Identifier [Axis]: BBCMS 2024-5C31 A2 WM29 WC6.6063 | Mortgage - 5.14%, 2057
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.14%
Investments, current value	$ 514,428
Investment, Identifier [Axis]: BBCMS 2025-C32 A4 | Mortgage -5.43%, 2062
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.43%
Investments, current value	$ 525,098
Investment, Identifier [Axis]: BBF STIF | MONEY MARKET FUND
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,030,567
Investment, Identifier [Axis]: BEIGNET INVESTOR LLC SEC 144A | Corporate - 6.58%, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.58%
Investments, current value	$ 3,393,728
Investment, Identifier [Axis]: BLACKROCK ACWI EX US - L | International stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	71,734,942
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2030 FUND W | Blend of stocks, fixed income
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	132,971,201
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2035 FUND W | Blend of stocks, fixed income
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	109,818,798
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2040 FUND W | Blend of stocks, fixed income
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	100,157,612
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2045 FUND W | Blend of stocks, fixed income
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	114,209,816
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2050 FUND W | Blend of stocks, fixed income
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	150,233,921
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2055 FUND W | Blend of stocks, fixed income
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	128,770,323
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2060 FUND W | Blend of stocks, fixed income
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	88,642,514
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX 2065 FUND W | Blend of stocks, fixed income
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	40,727,825
Investment, Identifier [Axis]: BLACKROCK LIFEPATH INDEX RETIREMENT FUND W | Blend of stocks, fixed income
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	179,944,216
Investment, Identifier [Axis]: BLOOM ENERGY CORP CL A | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 439,663
Investment, Identifier [Axis]: BMARK 2019-B14 ASB | Mortgage - 2.96%, 2062
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.96%
Investments, current value	$ 1,071,478
Investment, Identifier [Axis]: BMARK 2020-B21 A5 | Mortgage - 1.98%, 2053
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	1.98%
Investments, current value	$ 1,419,569
Investment, Identifier [Axis]: BMARK 2025-V18 A3 | Mortgage -5.18%, 2058
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.18%
Investments, current value	$ 516,778
Investment, Identifier [Axis]: BMO 2024-5C5 A2 | Mortgage -5.46%, 2057
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.46%
Investments, current value	$ 618,231
Investment, Identifier [Axis]: BMO 2024-5C7 A2 | Mortgage -5.09%, 2057
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.09%
Investments, current value	$ 717,351
Investment, Identifier [Axis]: BMO 2024-5C8 A2 | Mortgage -5.15%, 2057
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.15%
Investments, current value	$ 514,095
Investment, Identifier [Axis]: BNP PARIBAS SR NONPREF 144A SOFR | Corporate - 5.74%, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.74%
Investments, current value	$ 1,062,092
Investment, Identifier [Axis]: BPCE SA SR NON PREF 144A SOFR | Corporate - 5.94%, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.94%
Investments, current value	$ 1,885,622
Investment, Identifier [Axis]: BWX TECHNOLOGIES INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,288,695
Investment, Identifier [Axis]: CA ST UNIV-D | Municipals -1.69%, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	1.69%
Investments, current value	$ 1,112,509
Investment, Identifier [Axis]: CAPITAL PRESERVATION FUND TOTAL | STATE STREET STIF | Money market fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 7,235,881
Investment, Identifier [Axis]: CARMX 2022-4 A3 | Cash Equivalent - 5.34%, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.34%
Investments, current value	$ 281,163
Investment, Identifier [Axis]: CARMX 2024-1 A3 | Cash Equivalent -4.92%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.92%
Investments, current value	$ 1,715,408
Investment, Identifier [Axis]: CARVANA CO CL A | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,228,078
Investment, Identifier [Axis]: CASH COLLATERAL CME BOS USD | Cash Equivalent - 3.44%, 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.44%
Investments, current value	$ 265,695
Investment, Identifier [Axis]: CASH COLLATERAL FUT BOS USD | Cash Equivalent -3.44%, 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.44%
Investments, current value	$ 647,981
Investment, Identifier [Axis]: CASH COLLATERAL LCH BOS USD | Cash Equivalent - 3.44%, 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.44%
Investments, current value	$ 756,366
Investment, Identifier [Axis]: CBRE GROUP INC - CL A | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,741,034
Investment, Identifier [Axis]: CCC INTELLIGENT SOLUTIONS HOLD CL A | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,006,160
Investment, Identifier [Axis]: CCCIT 2018-A7 A7 | Mortgage - 3.96%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.96%
Investments, current value	$ 2,320,630
Investment, Identifier [Axis]: CENCORA INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,242,582
Investment, Identifier [Axis]: CLOUDFLARE INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,098,717
Investment, Identifier [Axis]: CNO GLOBAL FUNDING SR SEC 144A | Corporate - 4.70%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.70%
Investments, current value	$ 501,995
Investment, Identifier [Axis]: COHERENT CORP | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,030,454
Investment, Identifier [Axis]: COLUMBIA DIVIDEND INCOME FUND | Equities, fixed income
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 78,630,309
Investment, Identifier [Axis]: COMET 2023-A1 A | Cash Equivalent - 4.42%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.42%
Investments, current value	$ 1,103,213
Investment, Identifier [Axis]: COMFORT SYSTEMS USA INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,879,646
Investment, Identifier [Axis]: COMM 2018-COR3 A3 WM28 WC4.57635829 | Mortgage -4.23%, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.23%
Investments, current value	$ 987,570
Investment, Identifier [Axis]: COMM 2019-GC44 ASB | Mortgage -2.87%, 2057
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.87%
Investments, current value	$ 1,124,953
Investment, Identifier [Axis]: CONSTELLATION EN GEN LLC SR UNSEC | Corporate - 5.60%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.60%
Investments, current value	$ 728,706
Investment, Identifier [Axis]: COPAR 2023-2 A3 | Cash Equivalent -5.82%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.82%
Investments, current value	$ 640,229
Investment, Identifier [Axis]: CORNELL UNIVERSITY SR UNSEC | Corporate -4.17%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.17%
Investments, current value	$ 302,088
Investment, Identifier [Axis]: CRVNA 2024-P2 A3 | Cash Equivalent - 5.33%, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.33%
Investments, current value	$ 543,637
Investment, Identifier [Axis]: CRVNA 2025-P3 A3 | Mortgage -4.04%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.04%
Investments, current value	$ 1,004,442
Investment, Identifier [Axis]: CSAIL 2017-CX9 ASB | Cash Equivalent - 3.26%, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.26%
Investments, current value	$ 255,609
Investment, Identifier [Axis]: DALLAS AREA RAPID TRN | Municipals - 1.35%, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	1.35%
Investments, current value	$ 95,984
Investment, Identifier [Axis]: DCENT 2023-A2 A | Cash Equivalent - 4.93%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.93%
Investments, current value	$ 1,207,395
Investment, Identifier [Axis]: DEUTSCHE BANK NY SOFR SR NON-PREF | Corporate - 3.55%, 2031
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.55%
Investments, current value	$ 383,309
Investment, Identifier [Axis]: DEUTSCHE BANK NY SR NON-PREF SOFR | Corporate - 7.15%, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	7.15%
Investments, current value	$ 1,030,700
Investment, Identifier [Axis]: DODGE & COX INTERNATIONAL FUND CLASS X | International stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	156,113,789
Investment, Identifier [Axis]: DOORDASH INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 2,544,729
Investment, Identifier [Axis]: DTE ELECT SECUR FND II SR SEC | Corporate - 5.97%, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.97%
Investments, current value	$ 965,618
Investment, Identifier [Axis]: DTE ELECTRIC CO SEC | Corporate - 3.00%, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.00%
Investments, current value	$ 931,689
Investment, Identifier [Axis]: EDWARDS LIFESCIENCES CORP | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 475,013
Investment, Identifier [Axis]: EMPIRE DISTRICT BONDCO SEC | Corporate - 4.94%, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.94%
Investments, current value	$ 975,837
Investment, Identifier [Axis]: ENI SPA SR UNSEC 144A | Corporate - 5.50%, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.50%
Investments, current value	$ 933,037
Investment, Identifier [Axis]: EQUITABLE FINANCIAL LIFE SEC 144A | Cash Equivalent - 1.30%, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	1.30%
Investments, current value	$ 1,186,742
Investment, Identifier [Axis]: EQUITY INDEX - J | Large cap stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	864,768,717
Investment, Identifier [Axis]: EQUITY/CONVERTIBLE API GROUP CORP | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 2,137,701
Investment, Identifier [Axis]: EVERSOURCE ENERGY SR UNSEC | Corporate - 4.45%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.45%
Investments, current value	$ 200,043
Investment, Identifier [Axis]: FAIR ISAAC CORP | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,191,887
Investment, Identifier [Axis]: FAIRFAX FINL HLDGS LTD SR UNSEC | Corporate - 5.75%, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.75%
Investments, current value	$ 522,182
Investment, Identifier [Axis]: FED HOME LN BK BD (600MM) | Cash Equivalent - 1.05%, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	1.05%
Investments, current value	$ 1,776,177
Investment, Identifier [Axis]: FED HOME LN BK GLBL BD (300MM) | Cash Equivalent - 1.00%, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	1.00%
Investments, current value	$ 3,451,624
Investment, Identifier [Axis]: FHLMC DUS #WN-2427 | Mortgage - 4.17%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.17%
Investments, current value	$ 249,293
Investment, Identifier [Axis]: FHLMC GOLD 30YR #Q3-1614 | Mortgage - 3.00%, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.00%
Investments, current value	$ 659,275
Investment, Identifier [Axis]: FHLMC GOLD 30YR #Q3-3509 | Mortgage - 3.00%, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.00%
Investments, current value	$ 213,539
Investment, Identifier [Axis]: FHLMC GOLD 30YR #Q4-3876 | Mortgage - 3.00%, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.00%
Investments, current value	$ 7,399,603
Investment, Identifier [Axis]: FHLMC GOLD 30YR GNT #G0-8687 | Mortgage - 3.50%, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.50%
Investments, current value	$ 973,989
Investment, Identifier [Axis]: FHLMC GOLD 30YR GNT #G0-8693 | Mortgage - 3.50%, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.50%
Investments, current value	$ 24,083
Investment, Identifier [Axis]: FHLMC GOLD 30YR GNT #G0-8793 | Mortgage - 4.00%, 2047
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.00%
Investments, current value	$ 86,890
Investment, Identifier [Axis]: FHLMC GOLD 30YR GNT #G0-8823 | Mortgage - 3.50%, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.50%
Investments, current value	$ 390,428
Investment, Identifier [Axis]: FHLMC GOLD 30YR GNT #G0-8841 | Mortgage - 3.50%, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.50%
Investments, current value	$ 107,540
Investment, Identifier [Axis]: FHLMC GOLD 30YR GNT #G0-8857 | Mortgage - 4.00%, 2049
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.00%
Investments, current value	$ 462,635
Investment, Identifier [Axis]: FHMS K065 A1 WM27 WC4.3550 | Cash Equivalent - 2.86%, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.86%
Investments, current value	$ 222,848
Investment, Identifier [Axis]: FHMS K070 A1 | Cash Equivalent - 3.03%, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.03%
Investments, current value	$ 928,354
Investment, Identifier [Axis]: FHR 2739 PG PAC WM33 WC5.552 | Mortgage - 5.00%, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.00%
Investments, current value	$ 147,407
Investment, Identifier [Axis]: FHR 2950 FN SOFR30A+56.448BP | Cash Equivalent - 4.55%, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.56448%
Investment interest rate	4.55%
Investments, current value	$ 38,678
Investment, Identifier [Axis]: FHR 3185 GT SEQ WM26 WC6.43 | Cash Equivalent - 6.00%, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.00%
Investments, current value	$ 1,875
Investment, Identifier [Axis]: FHR 3225 HF SOFR30A+62.448BP | Cash Equivalent - 4.61%, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.62448%
Investment interest rate	4.61%
Investments, current value	$ 59,679
Investment, Identifier [Axis]: FHR 3311 FN SOFR30A+41.448BP | Cash Equivalent - 4.40%, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.41448%
Investment interest rate	4.40%
Investments, current value	$ 21,539
Investment, Identifier [Axis]: FHR 3318 FL SOFR30A+51.448BP | Cash Equivalent - 4.50%, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.51448%
Investment interest rate	4.50%
Investments, current value	$ 54,716
Investment, Identifier [Axis]: FHR 3339 FL SOFR30A+69.448BP | Cash Equivalent - 4.68%, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.69448%
Investment interest rate	4.68%
Investments, current value	$ 65,581
Investment, Identifier [Axis]: FHR 3355 BF SOFR30A+81.448BP | Cash Equivalent - 4.80%, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.81448%
Investment interest rate	4.80%
Investments, current value	$ 78,619
Investment, Identifier [Axis]: FHR 3368 AF SOFR30A+83.448BP | Cash Equivalent - 4.82%, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.83448%
Investment interest rate	4.82%
Investments, current value	$ 10,013
Investment, Identifier [Axis]: FHR 3666 FC SOFR30A+84.448BP | Cash Equivalent - 4.83%, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.84448%
Investment interest rate	4.83%
Investments, current value	$ 37,892
Investment, Identifier [Axis]: FHR 3699 FD SOFR30A+71.448BP VA | Cash Equivalent - 4.70%, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.71448%
Investment interest rate	4.70%
Investments, current value	$ 53,206
Investment, Identifier [Axis]: FHR 3740 DF SOFR30A+59.448BP | Cash Equivalent - 4.58%, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.59448%
Investment interest rate	4.58%
Investments, current value	$ 158,066
Investment, Identifier [Axis]: FHR 3743 FA SOFR30A+71.448BP | Cash Equivalent - 4.70%, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.71448%
Investment interest rate	4.70%
Investments, current value	$ 219,338
Investment, Identifier [Axis]: FHR 3747 WF SOFR30A+59.448BP VA | Cash Equivalent - 4.58%, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.59448%
Investment interest rate	4.58%
Investments, current value	$ 226,630
Investment, Identifier [Axis]: FHR 3751 FG SOFR30A+61.448BP | Cash Equivalent - 4.60%, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.61448%
Investment interest rate	4.60%
Investments, current value	$ 77,392
Investment, Identifier [Axis]: FHR 3843 FE SOFR30A+66.448BP | Cash Equivalent - 4.65%, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.66448%
Investment interest rate	4.65%
Investments, current value	$ 310,097
Investment, Identifier [Axis]: FHR 3843 FG SOFR30A+66.448BP | Cash Equivalent - 4.65%, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.66448%
Investment interest rate	4.65%
Investments, current value	$ 310,097
Investment, Identifier [Axis]: FHR 3977 FB SOFR30A+63.448BP | Cash Equivalent - 4.62%, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.63448%
Investment interest rate	4.62%
Investments, current value	$ 369,115
Investment, Identifier [Axis]: FHR 3984 DF SOFR30A+66.448BP | Cash Equivalent - 4.65%, 2042
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.66448%
Investment interest rate	4.65%
Investments, current value	$ 320,560
Investment, Identifier [Axis]: FHR 4400 FA SOFR30A+51.448BP | Cash Equivalent - 4.50%, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.51448%
Investment interest rate	4.50%
Investments, current value	$ 220,968
Investment, Identifier [Axis]: FHR 4736 CD WM39 WC4.9483 | Mortgage - 3.00%, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.00%
Investments, current value	$ 234,431
Investment, Identifier [Axis]: FHR 4989 FA SOFR30A+46.448BP | Cash Equivalent - 4.49%, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.46448%
Investment interest rate	4.49%
Investments, current value	$ 88,317
Investment, Identifier [Axis]: FHR 4989 FB SOFR30A+46.448BP | Cash Equivalent - 4.49%, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.46448%
Investment interest rate	4.49%
Investments, current value	$ 80,550
Investment, Identifier [Axis]: FHR 5511 FG SOFR30A+115BP | Cash Equivalent - 5.02%, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	1.15%
Investment interest rate	5.02%
Investments, current value	$ 694,025
Investment, Identifier [Axis]: FHR 5565 FA SOFR30A+115BP | Cash Equivalent - 5.02%, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	1.15%
Investment interest rate	5.02%
Investments, current value	$ 379,949
Investment, Identifier [Axis]: FIAM CORE PLUS | Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	184,916,769
Investment, Identifier [Axis]: FIDELITY GOVERNMENT MARKET | U.S. government securities
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	57
Investment, Identifier [Axis]: FIDELITY PURITAN FUND K6 | Balanced fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 165,667,907
Investment, Identifier [Axis]: FIN FUT SOFR 90DAY CME (WHT) 03/17/26 | Future - 0.00%, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	0.00%
Investments, current value	$ (26,862)
Investment, Identifier [Axis]: FIN FUT US 10YR CBT 03/20/26 | Future - 6.00%, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.00%
Investments, current value	$ 2,406
Investment, Identifier [Axis]: FIN FUT US 2YR CBT 03/31/26 | Future - 6.00%, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.00%
Investments, current value	$ (20,860)
Investment, Identifier [Axis]: FIN FUT US 30YR CBT 03/20/26 | Future - 6.00%, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.00%
Investments, current value	$ 13,125
Investment, Identifier [Axis]: FIN FUT US 5YR CBT 03/31/26 | Future - 6.00%, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.00%
Investments, current value	$ 0
Investment, Identifier [Axis]: FIN FUT US ULTRA 30YR CBT 03/20/26 | Future - 6.00%, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.00%
Investments, current value	$ 7,990
Investment, Identifier [Axis]: FIRSTENERGY COMMON STOCK FUND | FirstEnergy common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 458,084,933
Investment, Identifier [Axis]: FL ST BRD ADMIN FIN-A | Municipals - 5.53%, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.53%
Investments, current value	$ 425,913
Investment, Identifier [Axis]: FN ARM AL7090 H15T1Y+223.678 9.478 | Cash Equivalent - 6.23%, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.23%
Investments, current value	$ 137,246
Investment, Identifier [Axis]: FNMA P-T DUS #AN5171 | Mortgage - 3.29%, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.29%
Investments, current value	$ 762,502
Investment, Identifier [Axis]: FNMA P-T DUS #AN8612 | Mortgage - 3.29%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.29%
Investments, current value	$ 724,875
Investment, Identifier [Axis]: FNMA P-T DUS #AN9215 | Mortgage - 3.43%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.43%
Investments, current value	$ 51,623
Investment, Identifier [Axis]: FNMA P-T DUS #BL6406 | Mortgage - 1.63%, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	1.63%
Investments, current value	$ (3,692,433)
Investment, Identifier [Axis]: FNMA P-T DUS #BZ5550 | Mortgage - 4.30%, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.30%
Investments, current value	$ 1,320,034
Investment, Identifier [Axis]: FNMA PASS THRU 15YR #MA3897 | Mortgage - 3.00%, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.00%
Investments, current value	$ 258,907
Investment, Identifier [Axis]: FNMA PASS THRU 20YR #AL6722 | Mortgage - 5.00%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.00%
Investments, current value	$ 43,782
Investment, Identifier [Axis]: FNMA PASS THRU 30YR #848210 | Mortgage - 5.50%, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.50%
Investments, current value	$ 40,699
Investment, Identifier [Axis]: FNMA PASS THRU 30YR #884863 | Mortgage - 5.50%, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.50%
Investments, current value	$ 24,345
Investment, Identifier [Axis]: FNMA PASS THRU 30YR #890365 | Mortgage - 5.50%, 2041
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.50%
Investments, current value	$ 52,036
Investment, Identifier [Axis]: FNMA PASS THRU 30YR #938504 | Mortgage - 5.50%, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.50%
Investments, current value	$ 16,620
Investment, Identifier [Axis]: FNMA PASS THRU 30YR #BK8819 | Mortgage - 4.00%, 2048
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.00%
Investments, current value	$ 293,922
Investment, Identifier [Axis]: FNMA PASS THRU 30YR #FM3241 | Mortgage - 3.00%, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.00%
Investments, current value	$ 1,391,562
Investment, Identifier [Axis]: FNMA PASS THRU 30YR #FS4017 | Mortgage - 3.00%, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.00%
Investments, current value	$ 4,389,490
Investment, Identifier [Axis]: FNMA PASS THRU 30YR #MA4653 | Mortgage - 3.00%, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.00%
Investments, current value	$ 1,456,080
Investment, Identifier [Axis]: FNMA PASS THRU 30YR #SD8245 | Mortgage - 4.50%, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.50%
Investments, current value	$ 24,453,732
Investment, Identifier [Axis]: FNMA PASS THRU 30YR #SD8265 | Mortgage - 4.00%, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.00%
Investments, current value	$ 30,451,356
Investment, Identifier [Axis]: FNMA PASS THRU 30YR #SD8507 | Mortgage - 6.00%, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.00%
Investments, current value	$ 991,177
Investment, Identifier [Axis]: FNMA PASS THRU 30YR #SD8516 | Mortgage - 6.00%, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.00%
Investments, current value	$ 4,072,731
Investment, Identifier [Axis]: FNMA TBA 6.5% FEB 30YR | Mortgage - 6.50%, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.50%
Investments, current value	$ 4,470,253
Investment, Identifier [Axis]: FNMA TBA 6.5% JAN 30YR | Mortgage - 6.50%, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.50%
Investments, current value	$ 0
Investment, Identifier [Axis]: FNR 2005-13 FA SOFR30A+56.448BP | Cash Equivalent - 4.44%, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.56448%
Investment interest rate	4.44%
Investments, current value	$ 86,049
Investment, Identifier [Axis]: FNR 2006-129 FM SOFR30A+36.448BP | Cash Equivalent - 4.24%, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.36448%
Investment interest rate	4.24%
Investments, current value	$ 22,650
Investment, Identifier [Axis]: FNR 2007-109 GF SOFR30A+79.448BP | Cash Equivalent - 4.67%, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.79448%
Investment interest rate	4.67%
Investments, current value	$ 160,360
Investment, Identifier [Axis]: FNR 2007-25 FB SOFR30A+44.448BP | Cash Equivalent - 4.32%, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.44448%
Investment interest rate	4.32%
Investments, current value	$ 13,350
Investment, Identifier [Axis]: FNR 2007-27 FA SOFR30A+42.448BP | Cash Equivalent - 4.30%, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.42448%
Investment interest rate	4.30%
Investments, current value	$ 1,220
Investment, Identifier [Axis]: FNR 2007-38 FC SOFR30A+53.448BP | Cash Equivalent - 4.41%, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.53448%
Investment interest rate	4.41%
Investments, current value	$ 55,299
Investment, Identifier [Axis]: FNR 2007-70 FA SOFR30A+46.448BP | Cash Equivalent - 4.34%, 2037
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.46448%
Investment interest rate	4.34%
Investments, current value	$ 29,289
Investment, Identifier [Axis]: FNR 2008-12 FA SOFR30A+78.448BP | Cash Equivalent - 4.66%, 2038
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.78448%
Investment interest rate	4.66%
Investments, current value	$ 238,113
Investment, Identifier [Axis]: FNR 2010-111 FC SOFR30A+63.448BP | Cash Equivalent - 4.51%, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.63448%
Investment interest rate	4.51%
Investments, current value	$ 32,501
Investment, Identifier [Axis]: FNR 2010-115 FM SOFR30A+61.448BP | Cash Equivalent - 4.49%, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.61448%
Investment interest rate	4.49%
Investments, current value	$ 213,019
Investment, Identifier [Axis]: FNR 2010-117 FE SOFR30A+51.448BP | Cash Equivalent - 4.39%, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.51448%
Investment interest rate	4.39%
Investments, current value	$ 24,166
Investment, Identifier [Axis]: FNR 2010-135 LF SOFR30A+56.448BP | Cash Equivalent - 4.44%, 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.56448%
Investment interest rate	4.44%
Investments, current value	$ 96,370
Investment, Identifier [Axis]: FNR 2015-79 FE SOFR30A+36.448BP | Cash Equivalent - 4.24%, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.36448%
Investment interest rate	4.24%
Investments, current value	$ 507,471
Investment, Identifier [Axis]: FNR 2015-87 BF SOFR30A+41.448BP | Cash Equivalent - 4.29%, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.41448%
Investment interest rate	4.29%
Investments, current value	$ 289,502
Investment, Identifier [Axis]: FNR 2016-11 CF SOFR30A+46.448BP | Cash Equivalent - 4.34%, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.46448%
Investment interest rate	4.34%
Investments, current value	$ 591,185
Investment, Identifier [Axis]: FNR 2016-40 AF SOFR30A+56.448BP | Cash Equivalent - 4.59%, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.56448%
Investment interest rate	4.59%
Investments, current value	$ 388,413
Investment, Identifier [Axis]: FNR 2016-64 KF SOFR30A+58.448BP | Cash Equivalent - 4.61%, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.58448%
Investment interest rate	4.61%
Investments, current value	$ 375,292
Investment, Identifier [Axis]: FNR 2016-82 FM SOFR30A+51.448BP | Cash Equivalent - 4.54%, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.51448%
Investment interest rate	4.54%
Investments, current value	$ 535,936
Investment, Identifier [Axis]: FNR 2016-87 AF SOFR30A+51.448BP | Cash Equivalent - 4.54%, 2046
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	0.51448%
Investment interest rate	4.54%
Investments, current value	$ 566,223
Investment, Identifier [Axis]: FNR 2024-104 FA SOFR30A+105BP | Cash Equivalent - 4.92%, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	1.05%
Investment interest rate	4.92%
Investments, current value	$ 410,207
Investment, Identifier [Axis]: FNR 2025-16 FA SOFR30A+115BP | Cash Equivalent - 5.02%, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	1.15%
Investment interest rate	5.02%
Investments, current value	$ 403,772
Investment, Identifier [Axis]: FNR 2025-19 FC SOFR30A+116BP | Mortgage - 5.03%, 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Basis spread on variable rate	1.16%
Investment interest rate	5.03%
Investments, current value	$ 87,166
Investment, Identifier [Axis]: FORDO 2022-D A4 | Cash Equivalent - 5.30%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.30%
Investments, current value	$ 1,816,553
Investment, Identifier [Axis]: FTAI AVIATION LTD | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,207,675
Investment, Identifier [Axis]: GA GLOBAL FUNDING TRUST SEC 144A | Corporate - 5.40%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.40%
Investments, current value	$ 726,925
Investment, Identifier [Axis]: GLOBAL PAYMENTS INC SR UNSEC SMR | Corporate - 4.88%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.88%
Investments, current value	$ 703,733
Investment, Identifier [Axis]: GMALT 2023-3 A4 | Cash Equivalent - 5.44%, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.44%
Investments, current value	$ 146,038
Investment, Identifier [Axis]: GNMA II MULTPL SGL 30YR #MA3105M | Mortgage - 3.50%, 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.50%
Investments, current value	$ 906,173
Investment, Identifier [Axis]: GOLDMAN SACHS GROUP INC SR UNSEC TSFR3M | Corporate - 3.69%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.69%
Investments, current value	$ 2,988,833
Investment, Identifier [Axis]: GSMS 2019-GSA1 AAB | Mortgage - 2.99%, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.99%
Investments, current value	$ 1,508,660
Investment, Identifier [Axis]: GUIDEWIRE SOFTWARE INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,200,633
Investment, Identifier [Axis]: HAROT 2024-3 A3 | Cash Equivalent - 4.57%, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.57%
Investments, current value	$ 605,094
Investment, Identifier [Axis]: HART 2023-C A4 | Mortgage - 5.55%, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.55%
Investments, current value	$ 1,436,662
Investment, Identifier [Axis]: HSBC HOLDINGS PLC SR UNSEC SOFR | Corporate - 5.21%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.21%
Investments, current value	$ 1,026,543
Investment, Identifier [Axis]: INGERSOLL RAND INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,017,581
Investment, Identifier [Axis]: INSMED INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	3,843,499
Investment, Identifier [Axis]: INSULET CORP | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,479,469
Investment, Identifier [Axis]: IRHYTHM TECHNOLOGIES INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,711,764
Investment, Identifier [Axis]: JPMDB 2017-C7 A5 WM27 WC4.2015 | Mortgage - 3.41%, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.41%
Investments, current value	$ 1,280,352
Investment, Identifier [Axis]: JPMORGAN CHASE & CO SR UNSEC SOFR | Corporate - 1.95%, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	1.95%
Investments, current value	$ 717,547
Investment, Identifier [Axis]: JPMORGAN CHASE & CO SR UNSEC SOFR | Corporate - 4.57%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.57%
Investments, current value	$ 1,520,403
Investment, Identifier [Axis]: JPMORGAN CHASE & CO SR UNSEC TSFR3M | Corporate - 3.78%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.78%
Investments, current value	$ 1,256,545
Investment, Identifier [Axis]: KKR GROUP FINAN CO XII 144A SR UNSEC | Corporate - 4.85%, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.85%
Investments, current value	$ 303,223
Investment, Identifier [Axis]: L3HARRIS TECHNOLOGIES INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,678,927
Investment, Identifier [Axis]: LA LOCAL GOVT ENVRN-A | Municipals - 4.28%, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.28%
Investments, current value	$ 400,326
Investment, Identifier [Axis]: LATTICE SEMICONDUCTOR | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,697,270
Investment, Identifier [Axis]: LIBERTY MEDIA CORP LIBERTY FORMULA ONE C | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,951,582
Investment, Identifier [Axis]: LIVE NATION ENTERTAINMENT INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 2,101,875
Investment, Identifier [Axis]: LLOYDS BANKING GROUP PLC SR UNSEC | Corporate - 3.57%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.57%
Investments, current value	$ 995,101
Investment, Identifier [Axis]: LLOYDS BANKING GROUP PLC SR UNSEC | Corporate - 4.55%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.55%
Investments, current value	$ 510,634
Investment, Identifier [Axis]: MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,043,609
Investment, Identifier [Axis]: MARKET COMPLETION INDEX | Blend of large, mid cap and small cap stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 128,690,400
Investment, Identifier [Axis]: MASSMUTUAL GLOBAL FUNDIN SR SEC 144A | Corporate - 5.15%, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.15%
Investments, current value	$ 1,240,681
Investment, Identifier [Axis]: MEDLINE INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 670,866
Investment, Identifier [Axis]: MEXICO GOVT (UMS) | Govt-Non US - 6.00%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.00%
Investments, current value	$ 213,348
Investment, Identifier [Axis]: MIZUHO FINANCIAL GROUP SR UNSEC | Corporate - 2.17%, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.17%
Investments, current value	$ 1,783,330
Investment, Identifier [Axis]: MONGODB INC CL A | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,320,345
Investment, Identifier [Axis]: MONOLITHIC POWER SYS INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,170,111
Investment, Identifier [Axis]: MORGAN STANLEY SOFR SR UNSEC | Corporate - 2.24%, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.24%
Investments, current value	$ 1,699,060
Investment, Identifier [Axis]: MORGAN STANLEY SR UNSEC SOFRRATE | Corporate - 5.66%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.66%
Investments, current value	$ 890,867
Investment, Identifier [Axis]: MSC 2021-L5 ASB | Mortgage - 2.43%, 2054
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.43%
Investments, current value	$ 1,045,802
Investment, Identifier [Axis]: MSWF 2023-2 A5 | Mortgage - 6.01%, 2056
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.01%
Investments, current value	$ 1,192,677
Investment, Identifier [Axis]: NATIONAL SECS CLEARING SR UNSEC 144A | Corporate - 4.70%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.70%
Investments, current value	$ 410,517
Investment, Identifier [Axis]: NATWEST GROUP PLC SR UNSEC | Cash Equivalent - 1.64%, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	1.64%
Investments, current value	$ 494,822
Investment, Identifier [Axis]: NATWEST GROUP PLC SR UNSEC | Corporate - 4.89%, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.89%
Investments, current value	$ 1,275,740
Investment, Identifier [Axis]: NLG GLOBAL FUNDING SEC 144A | Corporate - 5.40%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.40%
Investments, current value	$ 416,070
Investment, Identifier [Axis]: NORTHWESTERN UNIVERSITY UNSEC | Corporate - 4.94%, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.94%
Investments, current value	$ 614,871
Investment, Identifier [Axis]: NSTAR ELECTRIC CO SR UNSEC | Corporate - 5.60%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.60%
Investments, current value	$ 829,593
Investment, Identifier [Axis]: PACIFIC GAS & ELECTRIC 1ST MTGE | Corporate - 6.10%, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.10%
Investments, current value	$ 636,495
Investment, Identifier [Axis]: PACIFIC GAS & ELECTRIC | Corporate - 3.00%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.00%
Investments, current value	$ 582,419
Investment, Identifier [Axis]: PACIFIC LIFE GF II SEC 144A SOFR | Cash Equivalent - 4.40%, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.40%
Investments, current value	$ 702,276
Investment, Identifier [Axis]: PACIFIC LIFE GF II SEC 144A | Corporate - 4.50%, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.50%
Investments, current value	$ 509,613
Investment, Identifier [Axis]: PARSONS CORP | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	934,787
Investment, Identifier [Axis]: PENUMBRA INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 719,446
Investment, Identifier [Axis]: PROTECTIVE LIFE GLOBAL SEC 144A | Corporate - 5.43%, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.43%
Investments, current value	$ 791,279
Investment, Identifier [Axis]: PROV ST JOSEPH HLTH OBL SR UNSEC | Corporate - 5.40%, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.40%
Investments, current value	$ 1,352,754
Investment, Identifier [Axis]: PURE STORAGE INC CL A | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,114,376
Investment, Identifier [Axis]: RBC BEARINGS INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	2,250,222
Investment, Identifier [Axis]: REDDIT INC A | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,324,281
Investment, Identifier [Axis]: RFR USD SOFR/3.29000 03/31/26-4Y* LCH | Interest Rate Swap - 3.29%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.29%
Investments, current value	$ 29,583
Investment, Identifier [Axis]: RFR USD SOFR/3.30000 12/02/24-4Y* CME | Interest Rate Swap - 3.30%, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.30%
Investments, current value	$ 19,080
Investment, Identifier [Axis]: RFR USD SOFR/3.37500 03/31/26-4Y* LCH | Interest Rate Swap - 3.38%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.38%
Investments, current value	$ 4,109
Investment, Identifier [Axis]: RFR USD SOFR/3.51042 09/03/24-4Y* LCH | Interest Rate Swap - 3.51%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.51%
Investments, current value	$ 22,176
Investment, Identifier [Axis]: RFR USD SOFR/3.51453 09/03/24-4Y* LCH | Interest Rate Swap - 3.51%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.51%
Investments, current value	$ (6,073)
Investment, Identifier [Axis]: RFR USD SOFR/3.75000 09/02/25-7Y* LCH | Interest Rate Swap - 3.75%, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.75%
Investments, current value	$ (126,547)
Investment, Identifier [Axis]: RGA GLOBAL FUNDING SEC 144A | Corporate - 4.60%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.60%
Investments, current value	$ 1,004,038
Investment, Identifier [Axis]: ROBINHOOD MARKETS INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	829,023
Investment, Identifier [Axis]: ROBLOX CORP | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,760,539
Investment, Identifier [Axis]: ROKU INC CLASS A | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	524,007
Investment, Identifier [Axis]: RUSSELL 1000 INDEX FUND | Small cap growth stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	127,102,266
Investment, Identifier [Axis]: RUSSELL 2000 INDEX FUND | Small cap growth stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 21,445,868
Investment, Identifier [Axis]: SAMMONS FINANCIAL GLOBAL SEC SOFR 144A | Cash Equivalent - 4.66%, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.66%
Investments, current value	$ 905,508
Investment, Identifier [Axis]: SAN JOSE REDEV-A-T | Municipals - 3.13%, 2028
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.13%
Investments, current value	$ 790,114
Investment, Identifier [Axis]: SANTANDER UK GROUP HLDGS SR UNSEC SOFR | Corporate - 1.67%, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	1.67%
Investments, current value	$ 1,385,110
Investment, Identifier [Axis]: SBA TOWER TRUST 144A | Corporate - 6.60%, 2052
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	6.60%
Investments, current value	$ 1,743,413
Investment, Identifier [Axis]: SCE RECOVERY FUNDING LLC SR SEC A1 | Corporate - 4.45%, 2038
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.45%
Investments, current value	$ 604,258
Investment, Identifier [Axis]: SELF MANAGED BROKERAGE ACCOUNTS | Equities, fixed income
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	239,842,250
Investment, Identifier [Axis]: SERVICETITAN INC-A | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	918,669
Investment, Identifier [Axis]: SHOPIFY INC CL A | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	2,234,747
Investment, Identifier [Axis]: SOMNIGROUP INTERNATIONAL INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 759,505
Investment, Identifier [Axis]: SOUTHERN CALIF GAS CO 1ST MTGE | Corporate - 5.45%, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.45%
Investments, current value	$ 418,510
Investment, Identifier [Axis]: SPOTIFY TECHNOLOGY SA | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 2,502,860
Investment, Identifier [Axis]: STIF FUND (EUR) (FIDELITY) | Cash Equivalent - 0.00%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	0.00%
Investments, current value	$ 1
Investment, Identifier [Axis]: STIF FUND (EUR) | Cash Equivalent - 3.89%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.89%
Investments, current value	$ 239,486
Investment, Identifier [Axis]: STIF FUND (GBP) (FIDELITY) | Cash Equivalent - 0.00%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	0.00%
Investments, current value	$ 1
Investment, Identifier [Axis]: STIF FUND (JPY) (FIDELITY) | Cash Equivalent - 0.00%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	0.00%
Investments, current value	$ 0
Investment, Identifier [Axis]: SYNIT 2023-A2 A | Cash Equivalent - 5.74%, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.74%
Investments, current value	$ 1,117,395
Investment, Identifier [Axis]: SYNOPSYS INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 975,608
Investment, Identifier [Axis]: SYSTEM ENERGY RESOURCES 1ST MTGE | Corporate - 5.30%, 2034
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.30%
Investments, current value	$ 1,014,203
Investment, Identifier [Axis]: TELEDYNE TECHNOLOGIES INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 816,657
Investment, Identifier [Axis]: TEXAS ELECTRIC MKT STABL SEC | Corporate - 4.27%, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.27%
Investments, current value	$ 1,041,134
Investment, Identifier [Axis]: TEXAS ROADHOUSE INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	619,679
Investment, Identifier [Axis]: TOPBUILD CORP | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	866,086
Investment, Identifier [Axis]: TWIST BIOSCIENCE CORP | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,003,589
Investment, Identifier [Axis]: TX NATURAL GAS SECZ | Municipals - 5.10%, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.10%
Investments, current value	$ 951,249
Investment, Identifier [Axis]: TYLER TECHNOLOGIES INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,552,055
Investment, Identifier [Axis]: U S TREASURY INFLATE PROT BD | US Treasury - 2.13%, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.13%
Investments, current value	$ 4,437,064
Investment, Identifier [Axis]: U S TREASURY NOTE | US Treasury - 3.50%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.50%
Investments, current value	$ 1,488,627
Investment, Identifier [Axis]: U S TREASURY NOTE | US Treasury - 3.63%, 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.63%
Investments, current value	$ 19,327,179
Investment, Identifier [Axis]: U S TREASURY NOTE | US Treasury - 4.25%, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.25%
Investments, current value	$ 7,117,929
Investment, Identifier [Axis]: U S TREASURY REPO | Cash Equivalent - 3.84%, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.84%
Investments, current value	$ 46,602,265
Investment, Identifier [Axis]: U S TREASURY REPO | Cash Equivalent - 3.93%, 2026
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.93%
Investments, current value	$ 8,000,398
Investment, Identifier [Axis]: UBS GROUP AG SR UNSEC 144A SOFR | Corporate - 3.09%, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.09%
Investments, current value	$ 1,038,844
Investment, Identifier [Axis]: UBS GROUP AG SR UNSEC 144A | Corporate - 2.10%, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	2.10%
Investments, current value	$ 446,037
Investment, Identifier [Axis]: UBSCM 2017-C7 ASB | Cash Equivalent - 3.59%, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.59%
Investments, current value	$ 553,257
Investment, Identifier [Axis]: UNIV OF CALIFORNIA-BG | Municipals - 1.32%, 2027
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	1.32%
Investments, current value	$ 1,356,278
Investment, Identifier [Axis]: UPMC SEC | Corporate - 5.04%, 2033
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.04%
Investments, current value	$ 615,614
Investment, Identifier [Axis]: US DEBT INDEX FUND M MUTUAL FUND | Bonds
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	36,522,774
Investment, Identifier [Axis]: US FOODS HOLDING CORP | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,978,280
Investment, Identifier [Axis]: VANGUARD MID CAP VALUE INDEX FUND | Mid cap value stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	54,959,383
Investment, Identifier [Axis]: VERACYTE INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,621,692
Investment, Identifier [Axis]: VERIZON COMMUNICATIONS SR UNSEC | Corporate - 5.00%, 2036
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.00%
Investments, current value	$ 598,096
Investment, Identifier [Axis]: VICTORY SMALL CAP FUND | Small cap value stocks
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	48,338,046
Investment, Identifier [Axis]: VIKING HOLDINGS LTD | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,595,014
Investment, Identifier [Axis]: VISTRA CORP | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 744,538
Investment, Identifier [Axis]: VM CASH CCP CME BOS USD | Cash Equivalent - 3.44%, 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.44%
Investments, current value	$ 65,453
Investment, Identifier [Axis]: VM CASH CCP LCH BOS USD | Cash Equivalent - 3.44%, 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.44%
Investments, current value	$ 29,944
Investment, Identifier [Axis]: VM CASH FUT DOM BOS USD | Cash Equivalent - 3.44%, 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.44%
Investments, current value	$ 148,608
Investment, Identifier [Axis]: WATERS CORP | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,002,371
Investment, Identifier [Axis]: WAYSTAR HOLDING CORP | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 594,904
Investment, Identifier [Axis]: WELLS FARGO & COMPANY SR UNSEC SOFR | Corporate - 5.50%, 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.50%
Investments, current value	$ 3,170,312
Investment, Identifier [Axis]: WESCO INTERNATIONAL INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	950,671
Investment, Identifier [Axis]: WEST PHARMACEUTICAL SVCS INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 3,090,097
Investment, Identifier [Axis]: WESTERN-SOUTHERN GLOBAL SEC 144A | Corporate - 4.70%, 2032
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.70%
Investments, current value	$ 299,287
Investment, Identifier [Axis]: WFCM 2017-C42 ASB | Cash Equivalent - 3.49%, 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	3.49%
Investments, current value	$ 378,164
Investment, Identifier [Axis]: WFCM 2018-C44 A5 | Mortgage - 4.21%, 2051
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	4.21%
Investments, current value	$ 1,501,774
Investment, Identifier [Axis]: WINGSTOP INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,300,963
Investment, Identifier [Axis]: WISCONSIN ST GEN FUND | Municipals - 1.49%, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	1.49%
Investments, current value	$ 928,518
Investment, Identifier [Axis]: WOART 2023-C A4 | Mortgage - 5.03%, 2029
EBP, Schedule of Asset Held for Investment [Line Items]
Investment interest rate	5.03%
Investments, current value	$ 810,983
Investment, Identifier [Axis]: WOODWARD INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	2,045,196
Investment, Identifier [Axis]: XYLEM INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	1,507,376
Investment, Identifier [Axis]: ZSCALER INC | COMMON STOCKS
EBP, Schedule of Asset Held for Investment [Line Items]
Investments, current value	$ 1,140,119